SIGNIFICANT ACCOUNTING POLICIES - Cure period for assets restructured by risk (Details)	12 Months Ended
Dec. 31, 2021
Colombia | SME Commercial
SIGNIFICANT ACCOUNTING POLICIES
Cure period	36 months
Colombia | Mortgages
SIGNIFICANT ACCOUNTING POLICIES
Cure period	34 months
Colombia | Consumer loans
SIGNIFICANT ACCOUNTING POLICIES
Cure period	22 months
Panama | Mortgages
SIGNIFICANT ACCOUNTING POLICIES
Cure period	14 months
Panama | Consumer loans
SIGNIFICANT ACCOUNTING POLICIES
Cure period	19 months
El Salvador | Mortgages
SIGNIFICANT ACCOUNTING POLICIES
Cure period	34 months
El Salvador | Consumer loans
SIGNIFICANT ACCOUNTING POLICIES
Cure period	18 months
El Salvador | Commercial Loans
SIGNIFICANT ACCOUNTING POLICIES
Cure period	18 months